Document and Entity Information	0 Months Ended
Oct. 28, 2014
Risk/Return:
Document Type	497
Document Period End Date	Oct. 28, 2014
Registrant Name	MFS SERIES TRUST XII
Central Index Key	0001330967
Amendment Flag	false
Document Creation Date	Oct. 28, 2014
Document Effective Date	Oct. 28, 2014
Prospectus Date	Aug. 28, 2014
MFS® Lifetime® Income Fund | A
Risk/Return:
Trading Symbol	MLLAX
MFS® Lifetime® Income Fund | B
Risk/Return:
Trading Symbol	MLLBX
MFS® Lifetime® Income Fund | C
Risk/Return:
Trading Symbol	MLLCX
MFS® Lifetime® Income Fund | I
Risk/Return:
Trading Symbol	MLLIX
MFS® Lifetime® Income Fund | R1
Risk/Return:
Trading Symbol	MLLEX
MFS® Lifetime® Income Fund | R2
Risk/Return:
Trading Symbol	MLLGX
MFS® Lifetime® Income Fund | R3
Risk/Return:
Trading Symbol	MLLHX
MFS® Lifetime® Income Fund | R4
Risk/Return:
Trading Symbol	MLLJX